Results for the year - Research and development costs - Research and development costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Employee costs (note 2.4)	kr 9,952	kr 7,328	kr 6,269
Amortisation and impairment losses, intangible assets (note 3.1)	1,364	744	1,025
Depreciation and impairment losses, property, plant and equipment (note 3.2)	922	736	724
Other research and development costs	11,809	8,964	7,444
Total research and development costs	kr 24,047	kr 17,772	kr 15,462
As percentage of net sales	13.60%	12.60%	12.20%